Business Combinations - Immaterial Transactions (Details)	12 Months Ended
Jun. 30, 2019 CAD ($) business
Disclosure of detailed information about business combination [line items]
Goodwill arising from acquisitions expected to be deductible for tax purposes	$ 0
Immaterial transactions
Disclosure of detailed information about business combination [line items]
Non-controlling interest percentage	100.00%
Number of businesses acquired | business	2
Goodwill arising from acquisitions expected to be deductible for tax purposes	$ 0